LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.41%
Aerospace & Defense–0.57%
Woodward, Inc.	4,656	$1,666,476
		1,666,476
Banks–2.77%
First Citizens BancShares, Inc. Class A	2,402	4,526,953
M&T Bank Corp.	17,102	3,535,326
		8,062,279
Beverages–0.94%
Keurig Dr. Pepper, Inc.	104,469	2,750,669
		2,750,669
Building Products–1.32%
Masco Corp.	34,517	2,083,791
Owens Corning	16,173	1,750,242
		3,834,033
Capital Markets–4.59%
Ameriprise Financial, Inc.	10,350	4,599,540
Raymond James Financial, Inc.	32,166	4,657,315
State Street Corp.	32,298	4,087,635
		13,344,490
Chemicals–2.17%
DuPont de Nemours, Inc.	32,426	1,485,111
LyondellBasell Industries NV Class A	21,911	1,765,150
RPM International, Inc.	30,802	3,061,719
		6,311,980
Commercial Services & Supplies–0.97%
Veralto Corp.	31,785	2,810,430
		2,810,430
Construction Materials–0.88%
Martin Marietta Materials, Inc.	4,362	2,567,822
		2,567,822
Consumer Staples Distribution & Retail–1.76%
Albertsons Cos., Inc. Class A	207,863	3,541,986
†U.S. Foods Holding Corp.	17,115	1,578,174
		5,120,160
Containers & Packaging–4.20%
Ball Corp.	37,251	2,201,907
Crown Holdings, Inc.	18,767	1,881,392
International Paper Co.	50,616	1,806,991
Packaging Corp. of America	10,753	2,282,002
Silgan Holdings, Inc.	104,603	4,058,596
		12,230,888
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.90%
Genuine Parts Co.	24,719	$2,614,034
		2,614,034
Electric Utilities–2.96%
PG&E Corp.	173,866	3,054,826
Xcel Energy, Inc.	69,967	5,558,178
		8,613,004
Electrical Equipment–3.92%
Acuity, Inc.	10,934	3,063,926
AMETEK, Inc.	20,531	4,401,025
Hubbell, Inc.	8,015	3,933,281
		11,398,232
Electronic Equipment, Instruments & Components–4.42%
CDW Corp.	28,427	3,440,236
Jabil, Inc.	12,103	3,214,920
†Teledyne Technologies, Inc.	5,639	3,411,651
†Zebra Technologies Corp. Class A	13,326	2,786,200
		12,853,007
Energy Equipment & Services–1.00%
Baker Hughes Co.	47,579	2,904,698
		2,904,698
Entertainment–0.31%
Warner Music Group Corp. Class A	35,837	915,277
		915,277
Financial Services–2.87%
Fidelity National Information Services, Inc.	115,685	5,426,783
MGIC Investment Corp.	111,030	2,914,538
		8,341,321
Food Products–1.59%
Hershey Co.	11,070	2,301,342
†Post Holdings, Inc.	23,410	2,314,313
		4,615,655
Ground Transportation–0.95%
JB Hunt Transport Services, Inc.	13,099	2,775,678
		2,775,678
Health Care Equipment & Supplies–2.79%
GE HealthCare Technologies, Inc.	69,021	4,912,915
†Globus Medical, Inc. Class A	37,200	3,205,152
		8,118,067
Health Care Providers & Services–5.12%
Cencora, Inc.	11,861	3,726,015
Chemed Corp.	5,118	1,933,273
LVIP JPMorgan Mid Cap Value Fund–1

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Henry Schein, Inc.	45,042	$3,319,595
Humana, Inc.	9,952	1,725,577
Quest Diagnostics, Inc.	21,427	4,199,264
		14,903,724
Health Care REITs–1.47%
Healthpeak Properties, Inc.	259,906	4,270,256
		4,270,256
Hotels, Restaurants & Leisure–1.28%
Darden Restaurants, Inc.	13,111	2,570,281
Expedia Group, Inc.	4,980	1,149,832
		3,720,113
Household Durables–0.81%
†Mohawk Industries, Inc.	23,899	2,353,096
		2,353,096
Insurance–4.94%
†Arch Capital Group Ltd.	23,798	2,284,370
Brown & Brown, Inc.	35,603	2,321,672
Hartford Insurance Group, Inc.	26,864	3,632,819
Loews Corp.	43,402	4,632,729
W.R. Berkley Corp.	22,784	1,510,123
		14,381,713
IT Services–1.14%
Cognizant Technology Solutions Corp. Class A	31,013	1,902,648
†GoDaddy, Inc. Class A	17,236	1,424,900
		3,327,548
Life Sciences Tools & Services–2.10%
†IQVIA Holdings, Inc.	35,847	6,113,347
		6,113,347
Machinery–5.80%
Dover Corp.	19,931	4,154,617
Ingersoll Rand, Inc.	33,804	2,708,376
ITT, Inc.	17,080	3,254,252
Lincoln Electric Holdings, Inc.	10,007	2,492,544
†Middleby Corp.	21,982	2,914,374
Nordson Corp.	5,052	1,344,135
		16,868,298
Media–1.40%
Omnicom Group, Inc.	53,949	4,062,899
		4,062,899
Metals & Mining–0.66%
Alcoa Corp.	10,107	670,397
Steel Dynamics, Inc.	6,886	1,239,480
		1,909,877
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–5.43%
CMS Energy Corp.	55,538	$4,308,638
NiSource, Inc.	96,966	4,524,433
Sempra	25,875	2,514,274
WEC Energy Group, Inc.	38,517	4,459,113
		15,806,458
Oil, Gas & Consumable Fuels–7.18%
Cheniere Energy, Inc.	10,860	3,081,634
Coterra Energy, Inc.	125,353	4,404,904
Diamondback Energy, Inc.	21,400	4,232,706
EQT Corp.	37,841	2,408,201
Kinder Morgan, Inc.	34,014	1,140,489
Marathon Petroleum Corp.	23,065	5,632,012
		20,899,946
Passenger Airlines–0.81%
Delta Air Lines, Inc.	35,326	2,348,472
		2,348,472
Pharmaceuticals–0.69%
†Jazz Pharmaceuticals PLC	10,620	2,007,711
		2,007,711
Professional Services–0.46%
†FTI Consulting, Inc.	7,617	1,346,457
		1,346,457
Real Estate Management & Development–0.40%
†CBRE Group, Inc. Class A	8,602	1,165,227
		1,165,227
Residential REITs–1.01%
AvalonBay Communities, Inc.	18,093	2,955,492
		2,955,492
Retail REITs–2.07%
Regency Centers Corp.	58,689	4,440,410
Simon Property Group, Inc.	8,436	1,573,567
		6,013,977
Semiconductors & Semiconductor Equipment–2.18%
MKS, Inc.	18,781	4,316,062
†ON Semiconductor Corp.	32,658	2,022,183
		6,338,245
Software–1.26%
†Zoom Communications, Inc. Class A	45,588	3,664,819
		3,664,819
Specialized REITs–2.37%
Public Storage	15,044	4,075,119
SBA Communications Corp.	16,488	2,837,749
		6,912,868
LVIP JPMorgan Mid Cap Value Fund–2

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.46%
†AutoZone, Inc.	900	$3,040,002
Ross Stores, Inc.	19,026	4,121,602
		7,161,604
Technology Hardware, Storage & Peripherals–0.87%
Western Digital Corp.	9,316	2,519,885
		2,519,885
Textiles, Apparel & Luxury Goods–1.48%
†Lululemon Athletica, Inc.	8,612	1,318,497
Ralph Lauren Corp.	8,683	2,986,865
		4,305,362
Trading Companies & Distributors–0.75%
Ferguson Enterprises, Inc.	9,411	2,195,210
		2,195,210
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.39%
Essential Utilities, Inc.	28,035	$1,128,969
		1,128,969
Total Common Stock (Cost $196,593,045)		280,529,773

MONEY MARKET FUND–3.54%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	10,312,095	10,312,095
Total Money Market Fund (Cost $10,312,095)		10,312,095

TOTAL INVESTMENTS–99.95% (Cost $206,905,140)	290,841,868
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	151,830
NET ASSETS APPLICABLE TO 31,651,546 SHARES OUTSTANDING–100.00%	$290,993,698

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Mid Cap Value Fund–3